STATEMENTS OF NET ASSETS AVAILABLE FOR BENEFITS - EBP 002 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
ASSETS:
Investments at fair value (Note 3 and 4)	$ 32,462,659	$ 35,236,599
Investments at contract value (Note 4)	10,500,592	11,860,920
NET ASSETS AVAILABLE FOR BENEFITS	$ 42,963,251	$ 47,097,519